Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) (Parenthetical)	3 Months Ended
Sep. 30, 2022 USD ($)
IPO
Issuance of common shares in connection with intial public offering, issuance cost	$ 2,749,905